Liquidity - Non-Derivative Financial Debt Investments (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Liquidity
Time deposits - current	€ 1,425	€ 3,028
Time deposits - non-current	0	0
Time deposits	1,425	3,028
Debt securities - current	53	129
Debt securities - non-current	74	0
Debt securities	128	129
Financial instruments related to employee benefit plans - current	0	0
Financial instruments related to employee benefit plans - non-current	287	244
Financial instruments related to employee benefit plans	287	244
Loans and other financial receivables - current	98	58
Loans and other financial receivables - non-current	231	50
Loans and other financial receivables	329	108
Expected credit loss allowance - current	(7)	(7)
Expected credit loss allowance - non-current	0	0
Expected credit loss allowance	(7)	(7)
Non-derivative financial debt investments - current	1,569	3,209
Non-derivative financial debt investments - non-current	593	294
Non-derivative financial debt investments	2,161	3,503
Other financial assets, current	1,629	3,344
Other financial assets, non-current	7,141	5,543
Other financial assets	€ 8,770	€ 8,887
Non-derivative financial debt investments as % of other financial assets - current	96.00%	96.00%
Non-derivative financial debt investments as % of other financial assets - non-current	8.00%	5.00%
Non-derivative financial debt investments as % of other financial assets	25.00%	39.00%